Risk management, funding and liquidity risk and market risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net market risk | High
Traded market risk
Value at risk	$ 17.9	$ 23.4	$ 31.8
Net market risk | Low
Traded market risk
Value at risk	6.6	6.8	8.8
Net market risk | Average
Traded market risk
Value at risk	9.7	12.9	15.2
Interest rate risk | High
Traded market risk
Value at risk	16.7	21.2	21.8
Interest rate risk | Low
Traded market risk
Value at risk	4.3	5.4	7.2
Interest rate risk | Average
Traded market risk
Value at risk	8.6	10.8	11.0
FX risk | High
Traded market risk
Value at risk	4.4	7.3	14.2
FX risk | Low
Traded market risk
Value at risk	1.1	0.9	1.1
FX risk | Average
Traded market risk
Value at risk	2.1	2.4	4.3
Equity risk | High
Traded market risk
Value at risk	0.0	0.0	0.1
Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.0
Commodity risk | High
Traded market risk
Value at risk	1.2	1.7	3.5
Commodity risk | Low
Traded market risk
Value at risk	0.3	0.6	0.9
Commodity risk | Average
Traded market risk
Value at risk	0.5	1.2	2.0
Other market risks | High
Traded market risk
Value at risk	7.4	10.1	9.4
Other market risks | Low
Traded market risk
Value at risk	2.3	1.9	3.2
Other market risks | Average
Traded market risk
Value at risk	4.3	5.4	6.0
Diversification effect | Average
Traded market risk
Value at risk	(5.8)	(6.9)	(8.1)
Parent Entity | Net market risk | High
Traded market risk
Value at risk	17.9	23.4	31.8
Parent Entity | Net market risk | Low
Traded market risk
Value at risk	6.6	6.8	8.8
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	9.7	12.9	15.2
Parent Entity | Interest rate risk | High
Traded market risk
Value at risk	16.7	21.2	21.8
Parent Entity | Interest rate risk | Low
Traded market risk
Value at risk	4.3	5.4	7.2
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	8.6	10.8	11.0
Parent Entity | FX risk | High
Traded market risk
Value at risk	4.4	7.3	14.2
Parent Entity | FX risk | Low
Traded market risk
Value at risk	1.1	0.9	1.1
Parent Entity | FX risk | Average
Traded market risk
Value at risk	2.1	2.4	4.3
Parent Entity | Equity risk | High
Traded market risk
Value at risk	0.0	0.0	0.1
Parent Entity | Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Commodity risk | High
Traded market risk
Value at risk	1.2	1.7	3.5
Parent Entity | Commodity risk | Low
Traded market risk
Value at risk	0.3	0.6	0.9
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	0.5	1.2	2.0
Parent Entity | Other market risks | High
Traded market risk
Value at risk	7.4	10.1	9.4
Parent Entity | Other market risks | Low
Traded market risk
Value at risk	2.3	1.9	3.2
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	4.3	5.4	6.0
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (5.8)	$ (6.9)	$ (8.1)